Impairment testing (Details 3) - Midatech Pharma (Wales) Limited (formerly Q Chip Limited) [Member] - Cash-generating units [Member]	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Pre-tax discount rate for all projects	29.80%	21.00%	26.40%
Cumulative probability of success of all projects	34.00%	57.00%	53.00%